Income Taxes - Schedule of Movements of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 1,079,796	¥ 1,067,821	¥ 761,329
Additions	71,846	11,975	306,492
Balance at end of the period	¥ 1,151,642	¥ 1,079,796	¥ 1,067,821